Reserves - Details of Reserves, Net of Taxes (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Valuation gain on FVOCI	₩ 262,657	₩ 176,208
Other comprehensive income of investments in associates and joint ventures	315,283	182,702
Valuation gain (loss) on derivatives	(8,044)	(1,488)
Foreign currency translation differences for foreign operations	77,047	29,794
Total reserves, net of taxes	₩ 646,943	₩ 387,216	₩ 391,233